UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Obrem Capital Management, LLC

Address:  733 Third Avenue
          11th Floor
          New York, New York 10017

13F File Number:  028-13306


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Rechtschaffen
Title:  Managing Member
Phone:  (646) 454-5312


Signature, Place and Date of Signing:

/s/ Andrew Rechtschaffen         New York, New York           May 17, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total:  $116,810
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number          Name

1.          028-13308                     Obrem Capital Offshore Master, L.P.

2.          028-13307                     Obrem Capital (QP), LP

                                                    FORM 13F INFORMATION TABLE
                                                          March 31, 2010


COLUMN 1                       COLUMN  2          COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6        COL 7    COLUMN 8

                                                              VALUE   SHRS OR   SH/ PUT/   INVESTMENT      OTHER  VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP      (X$1000) PRN AMT   PRN CALL   DISCRETION      MGRS  SOLE  SHARED  NONE
--------------                 ---------------    ------     -------- -------   --- ----   ----------      ----- ----- ------- ----
AON CORP                       COM                037389103   5,659     132,500 SH         Shared-Defined  1,2           132,500
ARTIO GLOBAL INVS INC          COM CL A           04315B107   2,474     100,000 SH         Shared-Defined  1,2           100,000
CAPITALSOURCE INC              COM                14055X102   1,276     228,200 SH         Shared-Defined  1,2           228,200
CAREFUSION CORP                COM                14170T101   2,973     112,500 SH         Shared-Defined  1,2           112,500
CHINA MEDIAEXPRESS HLDGS INC   COM                169442100   1,448     105,000 SH         Shared-Defined  1,2           105,000
CHIQUITA BRANDS INTL INC       COM                170032809   2,636     167,580 SH         Shared-Defined  1,2           167,580
COMPANHIA BRASILEIRA DE DIST   SPN ADR PFD CL A   20440T201   5,511      81,974 SH         Shared-Defined  1,2            81,974
CIT GROUP INC                  COM NEW            125581801   5,844     150,000 SH         Shared-Defined  1,2           150,000
EMPLOYERS HOLDINGS INC         COM                292218104   5,862     394,761 SH         Shared-Defined  1,2           394,761
ENSCO INTL INC                 COM                26874Q100   3,023      67,500 SH         Shared-Defined  1,2            67,500
GLOBE SPECIALTY METALS INC     COM                37954N206   3,727     333,028 SH         Shared-Defined  1,2           333,028
HELIX ENERGY SOLUTIONS GRP I   COM                42330P107     782      60,000 SH         Shared-Defined  1,2            60,000
KKR FINANCIAL HLDGS LLC        COM                48248A306   2,463     300,000 SH         Shared-Defined  1,2           300,000
K V PHARMACEUTICAL CO          CL A               482740206      53      30,074 SH         Shared-Defined  1,2            30,074
LIBERTY MEDIA CORP NEW         LIB STAR COM A     53071M708   5,959     109,000 SH         Shared-Defined  1,2           109,000
MDS INC                        COM                55269P302  12,890   1,600,000 SH         Shared-Defined  1,2         1,600,000
MICREL INC                     COM                594793101   2,788     261,500 SH         Shared-Defined  1,2           261,500
MINERALS TECHNOLOGIES INC      COM                603158106   9,441     182,122 SH         Shared-Defined  1,2           182,122
NCR CORP NEW                   COM                62886E108   5,175     375,000 SH         Shared-Defined  1,2           375,000
NOAH ED HLDGS LTD              ADR                65487R303      54      10,278 SH         Shared-Defined  1,2            10,278
ORBITZ WORLDWIDE INC           COM                68557K109   2,517     354,000 SH         Shared-Defined  1,2           354,000
PILGRIMS PRIDE CORP NEW        COM                72147K108   1,053      99,000 SH         Shared-Defined  1,2            99,000
PROSPECT MEDICAL HOLDINGS IN   COM                743494106     385      57,075 SH         Shared-Defined  1,2            57,075
USA TECHNOLOGIES INC           COM NO PAR         90328S500      27      25,000 SH         Shared-Defined  1,2            25,000
VIRGIN MEDIA INC               COM                92769L101   4,186     242,540 SH         Shared-Defined  1,2           242,540
WELLCARE HEALTH PLANS INC      COM                94946T106   9,000     302,000 SH         Shared-Defined  1,2           302,000
K V PHARMACEUTICAL CO          NOTE 2.500% 5/1    482740AC1     445   1,000,000 SH         Shared-Defined  1,2         1,000,000
BANCORPSOUTH INC               COM                059692103   6,288       3,000     CALL   Shared-Defined  1,2             3,000
BIOGEN IDEC INC                COM                09062X103   3,443         600     CALL   Shared-Defined  1,2               600
VIRGIN MEDIA INC               COM                92769L101     173         100     CALL   Shared-Defined  1,2               100
SUPERVALU INC                  COM                868536103   4,504       2,700     CALL   Shared-Defined  1,2             2,700
NASDAQ OMX GROUP INC           COM                631103108   4,752       2,250     CALL   Shared-Defined  1,2             2,250

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